Fair value measurement	6 Months Ended
Jun. 30, 2025
Fair value measurement
Fair value measurement

15.Fair value measurement

The Group has assessed that the fair values of cash and cash equivalents, trade and other receivables, trade and other payables and accrued liabilities and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group’s investment in a listed entity is fair valued by Level 1 inputs utilising quoted prices (unadjusted) in active markets for identical assets.

The fair value of the Group’s long-term loans and borrowings are determined using Level 2 inputs utilising contractual cash flows, interest rate curves, swaption volatilities, and the Group’s implied credit spread.

15.Fair value measurement (continued)

The following table shows the carrying values, fair values and fair value hierarchy of the Group’s financial instruments as at 30 June 2025 and 31 December 2024:

		30 June 2025		31 December 2024
US$ thousand	Level	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents	1	102,109	102,109	171,897	171,897
Investments	1	5,538	5,538	3,984	3,984
Trade and other receivables	1	14,904	14,904	7,310	7,310
Total financial assets		122,551	122,551	183,191	183,191

Financial liabilities
Amortised cost
Trade and other payables		79,742	79,742	51,050	51,050
Lease liability		7,444	7,444	10,233	10,233
Loans and borrowings	2	367,576	389,440	403,191	414,526
Other financial liabilities (excluding contingent consideration)		225	225	328	328
		454,987	476,851	464,802	476,137
Fair value through profit or loss
Other financial liabilities (contingent consideration)
Royalty deed	3	46,515	46,515	47,661	47,661
Contingent copper consideration	3	119,590	119,590	94,050	94,050
Derivative financial liabilities
Mezz Warrants	3	14,835	14,835	11,066	11,066
Mezzanine debt facility embedded
derivative	2	—	—	34,713	34,713
Silver stream embedded derivative	3	34,112	34,112	16,163	16,163
Copper stream embedded derivative	3	8,081	8,081	5,182	5,182
Commodity swap liability	2	18,708	18,708	12,120	12,120
		241,841	241,841	220,955	220,955
Total financial liabilities		696,828	718,692	685,757	697,092

There have been no transfers between the different fair value hierarchy levels in any of the periods presented in these interim financial statements.

15.Fair value measurement (continued)

Derivative instruments

The following table shows the fair values of the Group’s derivative financial assets and liabilities as at 30 June 2025 and 31 December 2024:

		30 June	31 December
US$ thousand	Note	2025	2024

Derivative financial liabilities
Current
Silver stream embedded derivative	(a)	5,090	2,566
Copper stream embedded derivative	(b)	1,924	981
Mezzanine debt facility embedded derivative	(d)	—	11,587
Commodity swap liability	(e)	18,708	7,045
		25,722	22,179
Non-current
Silver stream embedded derivative	(a)	29,022	13,597
Copper stream embedded derivative	(b)	6,157	4,201
Warrants	(c)	14,835	11,066
Mezzanine debt facility embedded derivative	(d)	—	23,126
Commodity swap liability	(e)	—	5,075
		50,014	57,065
Total derivative financial liabilities		75,736	79,244

(a)Silver stream embedded derivative

The silver stream embedded derivative is measured at fair value through profit or loss and valued using a silver future curve simulation valuation model at each reporting date.

The significant unobservable inputs used in the fair value measurement of the embedded derivative pertains to the anticipated silver deliveries. In isolation, a significant increase (decrease) in anticipated silver deliveries would result in a significantly lower (higher) fair value measurement. In addition to estimation of the Group’s anticipated deliveries of silver over the term of the agreement, the following key inputs were used for the valuation of the embedded derivative:

	30 June	31 December
	2025	2024
Silver spot price (per oz)	36.11	$28.91
Own credit spread	8.32%	7.99%

In isolation, at 30 June 2025, a 5% increase in silver price (per oz) would result in a $5,304 thousand increase and a 5% decrease in silver price (per oz) would result in a $5,304 thousand decrease in the fair value of the silver stream embedded derivative liability (31 December 2024: a $4,421 thousand increase and a $4,421 thousand decrease in the fair value of the silver stream embedded derivative liability).

15.Fair value measurement (continued)

Derivative instruments (continued)

(a)Silver stream embedded derivative (continued)

The following table presents the continuity schedule for the silver stream embedded derivative for each of the following periods:

	Six months ended 30 June
US$ thousand	2025	2024

Balance as of beginning of period	16,163	(3,090)
Change in fair value	17,949	18,652
Balance as of end of period	34,112	15,562

(b)Copper stream embedded derivative

The copper stream embedded derivative is measured at fair value through profit or loss and valued using a copper future curve simulation valuation model at each reporting date.

The significant unobservable inputs used in the fair value measurement of the embedded derivative pertains to the anticipated copper deliveries. In isolation, a significant increase (decrease) in anticipated copper deliveries would result in a significantly lower (higher) fair value measurement. In addition to estimation of the Group’s anticipated deliveries of copper over the term of the agreement, the following key inputs were used for the valuation of the compound embedded derivative:

	30 June	31 December
	2025	2024
Copper spot price (per tonne)	$10,040	$8,653
Copper price volatility	21.55%	23.55%
Own credit spread	9.00%	8.67%

In isolation, at 30 June 2025, a 5% increase in copper price (per tonne) would result in a $4,695 thousand increase and a 5% decrease in copper price (per tonne) would result in a $4,741 thousand decrease in the fair value of the copper stream embedded derivative liability (31 December 2024: a $4,488 thousand increase and a $4,525 thousand decrease in the fair value of the net copper stream embedded derivative liability).

The following table presents the continuity schedule for the copper stream embedded derivative for each of the following periods:

	Six months ended 30 June
US$ thousand	2025	2024

Balance as of beginning of period	5,182	(773)
Initial recognition	—	—
Change in fair value	2,899	8,946
Balance as of end of period	8,081	8,173

(c)Warrants

		Private
		Placement
US$ thousand	Public Warrants	Warrants	Mezz Warrants

For six months ended 30 June 2025
Balance as of beginning of period	—	—	11,066
Change in fair value	—	—	3,769
Balance as of end of period	—	—	14,835

15.Fair value measurement (continued)

Derivative instruments (continued)

(c)Warrants (continued)

		Private
		Placement
	Public Warrants	Warrants	Mezz Warrants
For six months ended 30 June 2024
Balance as of beginning of period	15,113	11,176	16,906
Change in fair value	22,655	16,754	1,436
Redemption of warrants	(37,768)	(27,930)	—
Balance as of end of period	—	—	18,342

The Company’s Public Warrants, Private Placement Warrants and Mezz Warrants did not meet the “fixed for fixed” criteria under IAS 32 Financial Instruments: Presentation (“IAS 32”) and were classified and accounted for as derivative liabilities at fair value through profit or loss.

During the comparative period ended 30 June 2024, the Company redeemed all of the Public Warrants and Private Placement Warrants for a redemption price of US$0.10 per warrant and issued ordinary shares of the Company having par value of US$0.0001 per share (refer to Note 17). As of 30 June 2025 and 31 December 2024, no Public Warrants and no Private Placement Warrants were outstanding.

The fair value of the Mezz Warrants is determined using a Monte Carlo simulation model. As of 30 June 2025, there were 3,187,500 Mezz Warrants outstanding (31 December 2024: 3,187,500).

The following assumptions were used for the valuation of the Mezz Warrants. The significant unobservable inputs in the fair value measurement are the expected life of the Mezz Warrants and the expected volatility based on comparable publicly traded companies.

	30 June	31 December
	2025	2024
Risk-free rate	4.19%	4.02%
Warrant expected life	3 years	3.5 years
Expected volatility	56.10%	49.23%
Expected dividend yield	0%	0%
Share price (US$)	$12.25	$10.62

Significant increases (decreases) in any of these inputs in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the assumption used for the expected volatility is accompanied by a directionally opposite change in the assumption used for the expected life of the Mezz Warrants.

(d)Mezzanine debt facility embedded derivative

The mezzanine debt facility embedded derivative was measured at fair value through profit or loss and valued using a Monte-Carlo simulation model in relation to the future copper price and incorporation of the Longstaff-Schwartz algorithm to value the prepayment option. The key inputs in the valuation technique included the risk-free rate, copper price volatility, copper price forward curve, and the Company’s credit spread.

During the period, the mezzanine debt facility embedded derivatives were derecognised upon the settlement of mezzanine debt facility (refer Note 11).

15.Fair value measurement (continued)

Derivative instruments (continued)

(e)Commodity swap liability

On 15 June 2023, the Company entered into commodity swap agreements with Citibank, Bank of Montreal (“BMO”) and National Bank of Canada (“NBC”) respectively. The underlying commodity of the three commodity swap agreements is Copper, and the purpose of the commodity swaps is to hedge the price risk of the scheduled Copper production. Commodity swap agreements have not been designated in a hedge relationship, they act as an economic hedge and will offset the underlying transactions when they occur.

During the period, on 16 April 2025, the commodity swap agreement with NBC was novated in such a way that NBC transferred all of its rights, liabilities, duties and obligation obligations under the agreement to Westpac Banking Corporation (“Westpac”).

The commodity swap agreements are summarised below:

Counterparty	Citibank	BMO	Westpac / NBC

Effective date	1 July 2023	1 July 2023	1 July 2023
Termination date	31 May 2026	30 May 2026	31 May 2026
Total notional quantity (MT)	12,255	12,255	12,255
Fixed price (US$)	8,204.49	8,214.35	8,112.85
Reference price	LME cash settlement price for Copper
Settlement frequency	Monthly	Monthly	Monthly

As the agreements meet the definition of a derivative, each contract is measured at fair value through profit or loss.

Contingent consideration

The following table shows the fair values of the Group’s contingent consideration payable as at 30 June 2025 and 31 December 2024:

		30 June	31 December
US$ thousand	Note	2025	2024
Royalty deed	(a)	46,515	47,661
Contingent copper consideration	(b)	119,590	94,050
		166,105	141,711

(a)Royalty deed

Pursuant to the Net Smelter Returns (“NSR”) royalty agreement entered in connection with the acquisition of CMPL, the contingent consideration is recognised at fair value through profit and loss and valued at each reporting date using the present value of expected cash flows and timing of the NSR over the expected life of the CSA mine using an effective interest rate of 8%. The NSR is determined using consensus copper prices less estimated treatment and refining costs under the offtake agreement with Glencore Operations Australia Pty Ltd (“Glencore”). The discount rate of 8% takes into consideration the risks in the cash flow forecast and the cost of debt. A significant increase (decrease) in the discount rate, in isolation, would result in a significant lower (higher) fair value measurement.

15.Fair value measurement (continued)

Contingent consideration (continued)

(a)Royalty deed (continued)

The following table presents the continuity schedule for the royalty deed for each of the following periods:

	Six months ended 30 June
US$ thousand	2025	2024

Balance as of beginning of period	47,661	43,985
Change in fair value	1,304	7,213
Royalty accruals and payments	(2,450)	(4,778)
Balance as of end of period	46,515	46,420

(b)Contingent copper consideration

The contingent copper consideration, in connection with the acquisition of CMPL, comprises two tranches of US$75 million payable to Glencore depending on the average daily London Metal Exchange closing price of copper exceeding the defined thresholds. Based on the average daily London Metal Exchange closing price of copper, the first US$75 million payment was triggered subsequent to the period end on 20 August 2025 (refer Note 20). As per the terms of the CMPL Share Sale Agreement and Intercreditor Deed, the first contingent payment is not payable (other than from free cashflow and after satisfaction of all operating costs and debt servicing) until one business day after the three-year anniversary of when MAC originally acquired CMPL, being 17 June 2026. Accordingly, as at the reporting date, the first tranche of the contingent copper consideration in included in current liabilities.

The contingent copper consideration is recognised at fair value through profit and loss and valued using a Monte Carlo simulation model at each reporting date. The fair value for each contingent component is the result of the average expected payoff of all simulation iterations discounted to the present value at the risk-free borrowing rate. The change in fair value is dependent on the movement in copper prices and the change in the risk-free borrowing rate.

The following key inputs were used for the valuation of the contingent copper consideration. The significant unobservable input in the fair value measurement is the reversion factor. A significant increase (decrease) in the reversion factor, in isolation, would result in a significantly higher (lower) fair value measurement.

	30 June	31 December
	2025	2024

Long-term copper price	$4.20	$4.25
Copper spot price	$4.56	$3.92
Annual price volatility	20.12%	20.70%
Annual inflation rate	1.00%	1.07%
Risk-free rate	4.49%	4.72%
Reversion factor	11.55%	11.55%

The following table presents the continuity schedule for the contingent copper consideration for each of the following periods:

	Six months ended 30 June
US$ thousand	2025	2024
Balance as of beginning of period	94,050	84,200
Change in fair value	25,540	10,200
Balance as of end of period	119,590	94,400